Northern Lights Fund Trust

Probabilities Fund

Incorporated herein by reference is the definitive version of the supplement for Probabilities Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on December 20, 2013, (SEC Accession No. 0000910472-13-005398).